Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) EXECUTIVEEMPLOYEE	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) EXECUTIVEEMPLOYEE	Dec. 31, 2021 USD ($)	Sep. 14, 2022	Jan. 01, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Recapitalization exchange ratio					1.4559
Number of executive employees of parent sharing facilities costs (in executive employees) | EXECUTIVEEMPLOYEE	2		2
Restricted cash included in other assets	$ 56	$ 0	$ 56	$ 0
Allowance for doubtful debts on accounts receivable current			0	0
Impairment of long lived assets held for use			0	0
Product warranty liability current			0	0
Operating Lease Liability	8,188		$ 3,300			$ 3,300
Incremental borrowing rate			7.90%			7.90%
Operating lease right-of-use assets, net	7,894		$ 2,751	$ 0		$ 3,100
Decrease to retained earnings						154
Deferred rent						240
Prepaid rent						$ 43
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			4 years
Level 1 | Money Market Funds [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets, Fair Value Disclosure			$ 69,400
Level 1 | Money Market Funds [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash equivalents	$ 41,100		$ 69,400
Revenue benchmark | Customer concentration risk | Customer One
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	34.00%	40.00%
Revenue benchmark | Customer concentration risk | Customer Two
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	23.00%	31.00%
Revenue benchmark | Customer concentration risk | Customer Three
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	19.00%	19.00%
Revenue benchmark | Customer concentration risk | Major Customer One [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage			24.00%	56.00%
Revenue benchmark | Customer concentration risk | Major Customer Two [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage			20.00%	24.00%
Revenue benchmark | Customer concentration risk | Major Customer Three [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage			18.00%
Revenue benchmark | Customer concentration risk | Major Customer Four [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage			11.00%
Accounts receivable | Customer concentration risk | Three customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	65.00%
Accounts receivable | Customer concentration risk | Five customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage			88.00%
Accounts receivable | Customer concentration risk | Major Customer Three [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage			88.00%
Accounts receivable | Customer concentration risk | Major Customer Five [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage				96.00%